COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under operating leases

As of March 31,
2022
2022 (remaining nine months)	$849
2023	649
2024	553
2025	263
2026	228
Thereafter	819
Total operating lease payments	3,361
Less: Imputed interest	(806)
Total operating lease liabilities	$2,555

Year ending December 31,
2022	$895
2023	480
2024	400
2025	188
2026	92
Thereafter	134
$2,189

Schedule of contractual obligations

	By Period
Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
6,354	6,354	—	—	—

	By Period
Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
$7,258	$7,258	$0	$0	$0
$7,258	$7,258	$0	$0	$0